Operating Segment and Geographical Information (Details) - HKD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total assets	$ 563,439	$ 780,263
Total liabilities	13,130	10,933
PRC [Member]
Segment Reporting Information [Line Items]
Total assets	122,078	128,196
Hong Kong [Member]
Segment Reporting Information [Line Items]
Total assets	437,277	442,637
Total liabilities	13,130	10,674
United States [Member]
Segment Reporting Information [Line Items]
Total assets	$ 3,646	$ 3,646